OTHER INCOME AND EXPENSES AND LOSSES PER SHARE - Loss per share (Details)	12 Months Ended
Dec. 31, 2023 shares
Unvested Shares for Service Providers
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	83,334
Dividend Preference Share
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	62,806,375
Number of outstanding warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,321,002
Convertible Debenture
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,875,000